Average Annual Total Returns	12 Months Ended	60 Months Ended	68 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	0.67%
Intermediate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.68%	0.13%	0.93%
Intermediate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.19%	(0.95%)	(0.18%)
Intermediate Bond Fund | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.99%	(0.34%)	0.25%